Material License Agreements - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Sales mile stones linled payments estimated	$ 655
Almirall | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date	Dec. 31, 2015
Agreement amended date	Mar. 31, 2018
CSL Limited | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Regulatory milestones linked payments estimated	$ 95
First Payment	$ 30
CSL Limited | License Agreements | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of entity's revenue	10.00%